Schedule of Investments
(unaudited)
July 31, 2024
iShares
®
U.S. Treasury Bond ETF
1
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
U.S. Treasury Obligations
U.S. Treasury Bonds
6.13% , 11/15/27 .................. USD 353,149 $ 376,255,110
5.50% , 08/15/28 .................. 2,564 2,720,868
5.00% , 05/15/37 .................. 43,935 47,925,627
4.38% , 02/15/38 - 08/15/43 ........... 438,019 446,535,094
4.50% , 05/15/38 .................. 16,912 17,567,755
3.50% , 02/15/39 .................. 21,863 20,295,013
4.25% , 05/15/39 - 02/15/54 ........... 162,375 160,811,944
1.13% , 05/15/40 - 08/15/40 ........... 225,893 143,628,110
3.88% , 08/15/40 - 05/15/43 ........... 41,943 39,884,518
1.38% , 11/15/40 - 08/15/50 ........... 201,434 123,570,103
1.88% , 02/15/41 - 11/15/51 ........... 1,703,610 1,046,035,539
4.75% , 02/15/41 - 11/15/53 ........... 113,463 120,666,321
2.25% , 05/15/41 - 02/15/52 ........... 196,439 137,156,975
2.00% , 11/15/41 - 08/15/51 ........... 153,511 95,732,523
3.13% , 11/15/41 - 02/15/43 ........... 125,481 104,904,343
2.38% , 02/15/42 - 05/15/51 ........... 26,961 18,710,984
3.25% , 05/15/42 .................. 5,098 4,375,463
2.75% , 11/15/42 - 11/15/47 ........... 600,385 471,938,147
2.88% , 05/15/43 - 05/15/52 ........... 525,739 409,892,964
3.63% , 08/15/43 - 05/15/53 ........... 201,547 177,075,642
3.75% , 11/15/43 .................. 480,198 437,130,424
3.38% , 05/15/44 - 11/15/48 ........... 107,321 91,442,808
3.00% , 11/15/44 - 08/15/52 ........... 329,779 258,054,187
2.50% , 02/15/46 - 05/15/46 ........... 613,175 445,663,583
1.63% , 11/15/50 .................. 89,854 50,887,073
4.00% , 11/15/52 .................. 191,412 180,061,677
4.13% , 08/15/53 .................. 83,285 80,096,746
4.63% , 05/15/54 .................. 155,188 162,511,038
U.S. Treasury Bonds Principal STRIPS ,
0.00% , 02/15/29
(a)
................. 48,177 40,222,197
U.S. Treasury Notes
0.38% , 08/15/24 - 07/31/27 ........... 685,295 645,997,746
2.38% , 08/15/24 - 05/15/29 ........... 505,133 473,406,872
3.25% , 08/31/24 - 06/30/29
(b)
.......... 2,757 2,673,114
1.00% , 12/15/24 - 07/31/28
(b)
.......... 176,285 157,097,352
4.25% , 12/31/24 - 06/30/29 ........... 304,407 306,565,073
1.13% , 01/15/25 - 08/31/28
(b)
.......... 168,542 156,826,362
1.50% , 02/15/25 - 02/15/30
(b)
.......... 616,657 562,692,176
2.00% , 02/15/25 - 11/15/26 ........... 440,005 425,491,884
0.50% , 03/31/25 - 08/31/27 ........... 618,733 575,492,471
2.88% , 04/30/25 - 05/15/32 ........... 634,430 604,877,817
2.13% , 05/15/25 .................. 98 96,021
2.75% , 05/15/25 - 08/15/32 ........... 946,130 900,287,272
0.25% , 05/31/25 - 10/31/25 ........... 767,125 729,252,891
4.63% , 06/30/25 - 09/30/30 ........... 607,625 617,210,982
3.00% , 07/15/25 - 10/31/25 ........... 39,177 38,419,806
3.13% , 08/15/25 - 08/31/29 ........... 1,177,155 1,138,912,563
5.00% , 08/31/25 .................. 113,776 114,091,551
2.25% , 11/15/25 - 11/15/27 ........... 1,145,342 1,089,833,720
4.50% , 11/15/25 - 11/15/33 ........... 826,849 839,034,007
3.88% , 01/15/26 - 08/15/33 ........... 600,909 596,510,595
1.63% , 02/15/26 - 05/15/31 ........... 1,035,722 964,220,471
2.50% , 02/28/26 - 03/31/27 ........... 77,516 74,707,533
0.75% , 03/31/26 - 01/31/28 ........... 862,664 805,575,835
3.63% , 05/15/26 - 03/31/30 ........... 400,829 395,137,831
4.13% , 06/15/26 - 11/15/32 ........... 781,525 783,929,474
0.88% , 06/30/26 - 09/30/26 ........... 299,236 279,760,622
0.63% , 07/31/26 - 08/15/30 ........... 727,935 646,118,174
1.88% , 07/31/26 - 02/15/32 ........... 357,876 318,558,687
4.38% , 08/15/26 - 05/15/34 ........... 772,962 783,319,619
1.25% , 11/30/26 - 08/15/31 ........... 829,180 747,741,521
4.00% , 01/15/27 - 02/15/34 ........... 1,396,096 1,395,496,201
2.63% , 05/31/27 - 07/31/29 ........... 1,096,906 1,036,259,699
Security
Par (000)
Par (000) Value
U.S. Treasury Obligations (continued)
1.38% , 10/31/28 - 11/15/31 ........... USD 1,832,976 $ 1,546,242,561
3.50% , 01/31/30 - 02/15/33 ........... 383,024 370,647,085
3.75% , 05/31/30 - 12/31/30 ........... 241,819 239,084,689
4.88% , 10/31/30 .................. 129,486 135,965,463
3.38% , 05/15/33 .................. 213,062 202,658,583
U.S. Treasury STRIPS Bonds
0.00% , 08/15/35 - 05/15/43
(a)
.......... 125,792 69,517,102
Total Long-Term Investments — 98 .8%
(Cost: $ 28,039,803,243 ) ............................ 26,481,464,201
Shares
Shares
Short-Term Securities
Money Market Funds — 0.2%
BlackRock Cash Funds: Treasury, SL Agency
Shares , 5.29%
(c) (d) (e)
................ 43,380,265 43,380,265
Total Short-Term Securities — 0 .2%
(Cost: $ 43,380,265 ) ............................... 43,380,265
Total Investments — 99 .0%
(Cost: $ 28,083,183,508 ) ............................ 26,524,844,466
Other Assets Less Liabilities — 1.0% .................... 278,053,350
Net Assets — 100.0% ...............................
$ 26,802,897,816
(a)
Zero-coupon bond.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
All or a portion of this security was purchased with the cash collateral from loaned securities.
(e)
Annualized 7-day yield as of period end.

Schedule of Investments
(unaudited) (continued)
July 31, 2024
iShares
®
U.S. Treasury Bond ETF
2
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/ or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Affiliated Issuer
Value at
10/31/23
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
07/31/24
Shares
Held at
07/31/24 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Treasury, SL Agency Shares $ 35,890,000 $ 7,490,265
(a)
$ — $ — $ — $ 43,380,265 43,380,265 $ 4,373,572
(b)
$ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
U.S. Treasury Obligations ................................... $ — $ 26,481,464,201 $ — $ 26,481,464,201
Short-Term Securities
Money Market Funds ...................................... 43,380,265 — — 43,380,265
$ 43,380,265 $ 26,481,464,201 $ — $ 26,524,844,466
Currency Abbreviation
USD United States Dollar
Portfolio Abbreviation
STRIPS Separate Trading of Registered Interest & Principal of Securities